Shareholder Report, Line Graph (Details) 74200166200_Putnam Short Duration Bond Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 12,646	$ 11,703	$ 11,156	$ 11,808	$ 11,631	$ 11,308	$ 10,768	$ 10,548	$ 10,155	$ 10,000	$ 13,361
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,370	10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437	10,000	$ 12,071
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Short Duration Bond Linked Benchmark
Accumulated Value	12,046	11,190	10,719	11,378	11,291	10,853	10,258	10,103	10,033	10,000	$ 12,730
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value	$ 12,315	$ 11,439	$ 10,958	$ 11,631	$ 11,543	$ 11,095	$ 10,487	$ 10,412	$ 10,233	$ 10,000	$ 13,013